JPMorgan International Growth ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 1.7%
IDP Education Ltd.	14,919	331,999
Woodside Energy Group Ltd.	38,452	995,672
		1,327,671
Brazil — 1.2%
MercadoLibre, Inc. *	753	889,813
Canada — 5.3%
Alimentation Couche-Tard, Inc.	22,319	1,019,204
Canadian National Railway Co.	15,656	1,863,588
Canadian Pacific Railway Ltd.	15,485	1,222,228
		4,105,020
China — 10.2%
ANTA Sports Products Ltd.	43,200	655,284
Meituan * (a)	67,210	1,502,539
NXP Semiconductors NV	4,119	759,173
Silergy Corp.	52,000	1,058,172
Tencent Holdings Ltd.	54,100	2,636,235
Wuxi Biologics Cayman, Inc. * (a)	74,500	622,105
Yum China Holdings, Inc.	10,650	645,262
		7,878,770
Denmark — 5.2%
Coloplast A/S, Class B	6,432	776,564
Genmab A/S *	1,716	672,495
Novo Nordisk A/S, Class B	18,764	2,596,748
		4,045,807
France — 7.0%
L'Oreal SA	3,558	1,469,140
LVMH Moet Hennessy Louis Vuitton SE	3,274	2,858,121
Vinci SA	10,012	1,131,252
		5,458,513
Germany — 5.3%
adidas AG	5,012	807,013
Deutsche Boerse AG	6,544	1,170,998
Sartorius AG (Preference)	1,103	494,599
Symrise AG	8,491	902,675
Zalando SE * (a)	15,513	723,449
		4,098,734
Hong Kong — 4.4%
AIA Group Ltd.	169,800	1,920,039
Hong Kong Exchanges & Clearing Ltd.	20,400	917,543
Techtronic Industries Co. Ltd.	45,000	580,130
		3,417,712

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 2.2%
HDFC Bank Ltd., ADR	14,239	959,139
Infosys Ltd., ADR *	41,457	779,392
		1,738,531
Indonesia — 2.5%
Bank Central Asia Tbk. PT	2,058,500	1,168,217
Telkom Indonesia Persero Tbk. PT, ADR	30,883	803,576
		1,971,793
Italy — 0.3%
Ferrari NV	805	201,157
Japan — 11.2%
Daikin Industries Ltd.	6,800	1,181,124
Hoya Corp.	12,000	1,319,663
Keyence Corp.	4,700	2,163,734
Recruit Holdings Co. Ltd.	32,300	1,038,777
Shin-Etsu Chemical Co. Ltd.	9,500	1,400,520
Sony Group Corp.	17,700	1,581,523
		8,685,341
Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	238,321	930,857
Netherlands — 6.5%
Adyen NV * (a)	593	896,561
Argenx SE *	1,725	657,029
ASML Holding NV	3,851	2,548,004
Wolters Kluwer NV	8,469	923,316
		5,024,910
Singapore — 1.8%
DBS Group Holdings Ltd.	42,900	1,174,442
Sea Ltd., ADR *	3,982	256,640
		1,431,082
South Africa — 1.3%
Anglo American plc	22,578	973,798
South Korea — 0.9%
Delivery Hero SE * (a)	10,871	657,227
Sweden — 3.3%
Assa Abloy AB, Class B	39,440	929,059
Atlas Copco AB, Class A	81,455	966,550
Epiroc AB, Class A	35,070	682,349
		2,577,958
Switzerland — 1.0%
Lonza Group AG (Registered)	1,286	733,588
Taiwan — 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,135	3,907,178

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 11.6%
AstraZeneca plc	15,519	2,033,184
Diageo plc	46,837	2,048,000
InterContinental Hotels Group plc	2,775	192,650
Linde plc	4,263	1,410,284
London Stock Exchange Group plc	12,526	1,146,693
Oxford Nanopore Technologies plc *	58,530	170,999
RELX plc	50,059	1,489,450
Spirax-Sarco Engineering plc	3,437	490,948
		8,982,208
United States — 9.1%
Cadence Design Systems, Inc. *	5,341	976,495
EPAM Systems, Inc. *	1,330	442,425
Nestle SA (Registered)	26,943	3,287,290
Roche Holding AG	7,472	2,332,537
		7,038,747
Total Common Stocks (Cost $71,664,805)		76,076,415
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)(Cost $1,346,705)	1,346,705	1,346,705
Total Investments — 99.9% (Cost $73,011,510)		77,423,120
Other Assets Less Liabilities — 0.1%		95,371
NET ASSETS — 100.0%		77,518,491

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	10.7%
Pharmaceuticals	9.0
Textiles, Apparel & Luxury Goods	5.6
Internet & Direct Marketing Retail	4.9
Chemicals	4.8
Professional Services	4.5
Banks	4.3
Food Products	4.2
Capital Markets	4.2
Road & Rail	4.0
Machinery	3.5
Interactive Media & Services	3.4
Electronic Equipment, Instruments & Components	2.8
IT Services	2.7
Building Products	2.7
Health Care Equipment & Supplies	2.7
Beverages	2.6
Life Sciences Tools & Services	2.6
Food & Staples Retailing	2.5
Insurance	2.5
Household Durables	2.0
Personal Products	1.9
Biotechnology	1.7
Construction & Engineering	1.5
Oil, Gas & Consumable Fuels	1.3
Software	1.3
Metals & Mining	1.3
Hotels, Restaurants & Leisure	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	1.0
Short-Term Investments	1.7

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	1,327,671	—	1,327,671
Brazil	889,813	—	—	889,813
Canada	4,105,020	—	—	4,105,020
China	759,173	7,119,597	—	7,878,770
Denmark	—	4,045,807	—	4,045,807
France	—	5,458,513	—	5,458,513
Germany	—	4,098,734	—	4,098,734
Hong Kong	—	3,417,712	—	3,417,712

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$1,738,531	$—	$—	$1,738,531
Indonesia	803,576	1,168,217	—	1,971,793
Italy	—	201,157	—	201,157
Japan	—	8,685,341	—	8,685,341
Mexico	930,857	—	—	930,857
Netherlands	—	5,024,910	—	5,024,910
Singapore	256,640	1,174,442	—	1,431,082
South Africa	—	973,798	—	973,798
South Korea	—	657,227	—	657,227
Sweden	—	2,577,958	—	2,577,958
Switzerland	—	733,588	—	733,588
Taiwan	3,907,178	—	—	3,907,178
United Kingdom	—	8,982,208	—	8,982,208
United States	1,418,920	5,619,827	—	7,038,747
Total Common Stocks	14,809,708	61,266,707	—	76,076,415
Short-Term Investments
Investment Companies	1,346,705	—	—	1,346,705
Total Investments in Securities	$16,156,413	$61,266,707	$—	$77,423,120
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	$749,113	$167,936	$917,049	$—	$—	$—	—	$2,944	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	2,455,095	4,288,966	5,397,356	—	—	1,346,705	1,346,705	11,570	—
Total	$3,204,208	$4,456,902	$6,314,405	$—	$—	$1,346,705		$14,514	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.